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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Magten Asset Management Corp.
Address: 35 East 21st Street
         New York, New York  10010

Form 13F File Number: 28-3508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Talton R. Embry
Title:   Managing Director
Phone:   (212) 529-6600

Signature, Place, and Date of Signing:

    /s/ Talton R. Embry   New York, New York   February 14, 2000
    ____________________  ___________________  _________________
         [Signature]         [City, State]       [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $158,802
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Talton R. Embry


























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
                                                   Form 13F INFORMATION TABLE

ITEM 1:               ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:        ITEM 6        ITEM 7               ITEM 8:
NAME OF ISSUER        TITLE OF      CUSIP       FAIR MARKET  SHARES OR      INVESTMENT    OTHER           VOTING AUTHORITY
                      CLASS         NUMBER      VALUE        PRINC. AMT.    DISCRETION    MANAGERS  SOLE        SHARES     NONE
                                                                         SOLE SHARED OTHER

AMERICAN REAL ESTATE  COMMON STOCK   29169109   1,286,566      168,730               OTHER  1                   39,630    129,100
PARTNERS, L.P.

ACADIA REALTY TRUST   COMMON STOCK    4239109     161,413       34,900               OTHER  1                   34,900

ASSISTED LIVING       CONVERTIBLE   04543LAE9     892,500    1,500,000               OTHER  1                  750,000    750,000
5.625% CV 5/1/03

ANACOMP INC.          COMMON STOCK   32371106  79,032,490    4,345,429               OTHER  1                3,407,486    937,943
NEW COMMON STOCK

ATLANTIC RICHFIELD    COMMON STOCK   48825103   1,038,000       12,000               OTHER  1                   12,000
COMMON STOCK

ATLANTIC REALTY       COMMON STOCK   48798102   1,515,513      195,550               OTHER  1                   66,250    129,300
TRUST

ALZA CORP.            COMMON STOCK   22615108     554,000       16,000               OTHER  1                   16,000

BESTEL S.A.           COMMON STOCK  08658T112     350,000        5,000               OTHER  1                    1,700      3,300

WARRANTS
BRISTOL-MYERS SQUIBB  COMMON STOCK  110122108     356,883        5,560               OTHER  1                    5,560

BANYAN STRATEGIC      COMMON STOCK  06683M102   4,534,800      755,800               OTHER                    1314,300    441,500
REALTY TRUST

CORT BUSINESS         COMMON STOCK  220493100     374,906       21,500               OTHER  1                   21,500
SERVICES CORP.

COLEMAN CO. INC.      COMMON STOCK  193559101   1,965,869      211,100               OTHER  1                  211,100


CENTER TRUST INC.     COMMON STOCK  151845104     856,375       88,400               OTHER  1                   88,400

ADVANTICA RESTAURANT  COMMON STOCK  00758B109   2,982,632    1,704,361               OTHER  1                  689,351  1,015,010
GROUP

DELTA & PINE LAND CO  COMMON STOCK  247357106     747,125       43,000               OTHER  1                   43,000
COMMON STOCK



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ELDERTRUST            COMMON STOCK  284560109   1,242,813      205,000               OTHER  1                   63,000    142,000
W/RIGHTS

AIRLEASE LTD L.P      COMMON STOCK    9366105   1,776,663      159,700               OTHER  1                   30,300    129,400

FIRST UNION REIT      COMMON STOCK  337400105  21,913,603    4,613,390               OTHER  1                2,516,490  2,096,900

HORIZON GROUP         COMMON STOCK  44041U102     446,786      132,381               OTHER  1                   99,295     33,086
PROPERTIES INC.

IMPERIAL              COMMON STOCK  45272T102   1,059,013       93,100               OTHER  1                   93,100
CREDIT COMMERCIAL

JPS INDUSTRIES        COMMON STOCK  46624E405   6,161,866    1,825,738               OTHER  1                1,106,327    719,411
COMMON STOCK

KRANZCO REALTY        COMMON STOCK  50076E103   1,536,900      174,400               OTHER  1                  174,400
TRUST

LORAL SPACE & COMM.   PREFERRED     G56462149   3,337,913       53,300               OTHER  1                   37,300     16,000
$3.00 CV PFD

MACC PRIVATE          COMMON STOCK  552617102     191,263       14,300               OTHER  1                   14,300
EQUITIES

OLSTEN CORP           COMMON STOCK  681385100     791,875       70,000               OTHER  1                   70,000
COMMON STOCK

O'SULLIVAN INDUST.    PREFERRED     67104Q205      25,500       50,000               OTHER  1                   50,000
HLDGS 12% PFD

PERINI CORP.          PREFERRED     713839306     457,200       25,400               OTHER  1                   25,400
2.125 CV PFD

PLAYERS INT'L         COMMON STOCK  727903106     322,997       39,300               OTHER  1                   39,300
COMMON STOCK

PREMIERE TECH         CONVERTIBLE   74058FAC6   4,281,519    7,495,000               OTHER  1                4,495,000  3,000,000
5.75% CV 7/01/04

QUADRAMED CORP        CONVERTIBLE   74730WAC5   3,650,000    8,000,000               OTHER  1                8,000,000
CONV 5.25% 5/1/05

REPUBLIC NEW YORK     COMMON STOCK  760719104   2,028,600       28,175               OTHER  1                   28,175


TELEBRAS SPON ADR     COMMON STOCK  87928R106     431,419        3,325               OTHER  1                    3,325
(RCTB 41)

SUNBEAM CORP.         CONVERTIBLE   867071AA0   3,257,923   21,902,000               OTHER  1              15,752,000   6,150,000
0% SR SUB CV 3/25/18


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VIASOFT INC.          COMMON STOCK  92552U102     796,250      140,000               OTHER  1                  140,000

VENTAS INC.           COMMON STOCK  92276F100   1,425,634      340,450               OTHER  1                  118,550    221,900


XIONICS DOCUMENT      COMMON STOCK  98412X103     156,563       15,000               OTHER  1                   15,000

GRAND TOTAL:                                  158,801,613
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